Loans Receivable and Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Loans Receivable and Allowance for Loan Losses (Textual) [Abstract]
30-59 days past due	$ 2,085,000	$ 4,090,000
90 days or more past due	3,732,000	3,176,000
Loans and Leases Receivable Allowance (Additional Textual) [Abstract]
Interest income recognized	201,000	119,000	71,000
Accrued interest on non-accrued loans	296,000	206,000	167,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Troubled debt restructuring total	528,000	909,000
Impairment evaluations charged-off	0	31,000
Period for assumption of trouble debt restructuring	12 months
Troubled debt restructuring [Member]
Loans Receivable and Allowance for Loan Losses (Textual) [Abstract]
30-59 days past due	34,000	34,000
90 days or more past due	$ 217,000	$ 218,000
Minimum [Member]
Loans Receivable and Allowance for Loan Losses (Textual) [Abstract]
Loans on nonaccrual status	90 days	90 days
Nonaccrual status to satisfy the loan terms	6 months	6 months